SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

June 30, 2026	Drones	Corporate	Total
Sales of goods	$4,792,509	-	4,792,509
Provision of services	184,081	-	184,081
Total revenue	4,976,590	-	4,976,590
Segment loss (income)	3,251,589	11,135,340	14,386,929
Finance and other costs	1,819,740	-	1,819,740
Depreciation	261,685	1,432	263,117
Amortization	3,611	-	3,611
Change in fair value of derivative liability	-	1,038,800	1,038,800
Loss on write-off of notes receivable	-	-	-
Loss on write down of inventory	149,503	-	149,503
Net loss for the period	$5,486,128	12,175,572	17,661,700

June 30, 2025	Drones	Corporate	Total
Sales of goods	$3,443,396	$-	$3,443,396
Provision of services	219,574	-	219,574
Total revenue	3,662,970	-	3,662,970
Segment loss (income)	4,301,973	3,704,091	8,006,064
Finance and other costs	44,494	-	44,494
Depreciation	142,374	6,090	148,464
Amortization	4,514	-	4,514
Change in fair value of derivative liability	-	(22,489)	(22,489)
Loss on write-off of notes receivable	-	34,185	34,185
Loss on write down of inventory	(28,246)	-	(28,246)
Net loss for the period	$4,465,109	$3,721,877	$8,186,986

SCHEDULE OF GEOGRAPHIC REVENUE

	June 30, 2026	December 31, 2025
Non-current assets
Canada	$1,280,392	$980,758
United States	3,619,662	548,473
	$4,900,054	$1,529,231

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Revenue
Canada	$2,593,318	$2,111,751	$4,901,693	$3,655,834
United States	70,919	3,504	74,897	7,136
	$2,664,237	$2,115,255	$4,976,590	$3,662,970